Vessels, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
VESSELS, NET
NOTE 5: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931
Additions	207,000	(57,164)	149,836
Disposals	(104,274)	20,142	(84,132)
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Additions	—	(57,617)	(57,617)
Disposals (including vessels held for sale)	(85,319)	8,224	(77,095)
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Acquisition of vessels
2015
On January 8, 2015, Navios Acquisition took delivery of the Nave Sextans, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $33,373. Cash paid was $17,750 and $15,623 was transferred from vessel deposits.
On February 11, 2015, Navios Acquisition took delivery of the Nave Velocity, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $39,233. Cash paid was $12,591 and $26,642 was transferred from vessel deposits.
On November 6, 2015, Navios Acquisition took delivery of the Nave Spherical, a 2009-built, 297,188 dwt VLCC, from an unaffiliated third party for a total cost of $69,198.
On December 2, 2015, Navios Acquisition took delivery of the Nave Photon, a 2008-built, 297,395 dwt VLCC from an unaffiliated third party for a total cost of $65,196.
Disposal of vessels
2016
On January 27, 2016, Navios Acquisition sold the Nave Lucida to an unaffiliated third party for net cash proceeds of $18,449. The gain on sale of the vessel, upon write-off of the unamortized dry-docking, was $2,282.
On October 4, 2016, Navios Acquisition sold the Nave Universe to an unaffiliated third party for net cash proceeds of $35,768. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,847.
On November 15, 2016, Navios Acquisition sold the Nave Constellation to an unaffiliated third party for net cash proceeds of $35,771. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,620.
2015
On June 18, 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste, a 2003-built of 298,717 dwt VLCC, and the C. Dream, a 2000 built VLCC of 298,570 dwt, from Navios Acquisition for an aggregate sale price of $100,000. The sale price consisted of $73,000 cash consideration and the issuance of 1,592,920 Subordinated Series A Units to Navios Acquisition. Refer to Note 15. The gain on sale of vessels amounted to $5,771 and was calculated as follows:

Proceeds received:
Net Cash proceeds received from sale of assets	$71,224
Subordinated Series A Units	27,111
		98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554	(83,593)

		14,742

Deferred gain on sale of assets		8,971

Gain on sale of vessels		$5,771

This gain is included in “Gain on sale of vessels” in the consolidated statements of income. Navios Midstream was deconsolidated from the date of the IPO. Refer to Note 8, “Investment in affiliates”.
2014
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party for an aggregate sale price of $20,020. As of March 31, 2014, an impairment loss of $10,718 related to the Shinyo Splendor has been recognized under the line item “Impairment Loss.” The Company had a current expectation that, more likely than not, the Shinyo Splendor would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. The carrying amount of the asset group was more than its undiscounted future cash flows which resulted in an impairment loss (refer to Note 2(m) for further details related to the impairment test). The vessel's aggregate net carrying amount as at the date of sale was $19,219 (including the remaining carrying balance of dry dock and special survey costs in the amount of $1,021). The Company received net cash proceeds in the amount of $18,315 and recognized a loss of $904. This loss is presented under “Gain on sale of vessels” in the consolidated statements of income.
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of its vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1).
The gain on sale amounted to $23,503 and was calculated as:

Proceeds received:
Cash proceeds received from sale of assets	$214,854
Common units	18,640
General Partner units	5,720
Subordinated units	140,140
Selling expenses	(211)	379,143
Carrying Value of assets sold:
Vessels	(322,121)
Favorable leases	(32,129)
Other assets / liabilities, net	(1,390)	(355,640)

Gain on sale of vessels		$23,503

The Company recorded the common units, general partner units and subordinated units at their fair value on November 18, 2014. Refer to Note 8, “Investment in affiliates”.
This gain is included in “Gain / (loss) on sale of vessels” in the consolidated statements of operations. Navios Midstream was deconsolidated from the date of the IPO. Refer to Note 8, “Investment in affiliates”.
Deposits for vessel acquisitions
Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future. As of December 31, 2016 and December 31, 2015, there were no deposits for vessels to be delivered in the future. As of December 31, 2014, Navios Acquisition vessel deposits amounted to $42,276 of which $23,540 was financed through loans and the balance from existing cash. For the year ended December 31, 2014, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $11,881, which was offset by $71,220 transferred to vessels, net.
For the year ended December 31, 2016, 2015 and 2014, capitalized interest amounted to $0, $104 and $3,290, respectively.